Summary of Significant Accounting Policies - Schedule of Fair Value Measurements of Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	May 17, 2023	Dec. 31, 2022
Warrant liabilities:
Warrant liabilities	$ 947	$ 661	$ 32
Level 1 [Member]
Warrant liabilities:
Warrant liabilities
Level 2 [Member]
Warrant liabilities:
Warrant liabilities
Level 3 [Member]
Warrant liabilities:
Warrant liabilities	$ 947	$ 661	$ 32